Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure Of Interest Income [Line Items]
Total	$ 489	$ 432
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure Of Interest Income [Line Items]
Total	355	392
Amortized cost [member]
Disclosure Of Interest Income [Line Items]
Total	$ 134	$ 40